Available-for-sale securities / Investment securities - Maturities of investment securities (Details) - AUD ($) $ in Millions		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Available-for-sale securities / Investment securities
Tax-exempt securities		$ 0
Available-for-sale securities, maturities		73,401
Available-for-sale securities			[1]	$ 61,119	[1]	$ 60,710
Within 1 Year
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		9,731
Over 1 Year to 5 Years
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		39,197
Over 5 Years to 10 Years
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		23,091
Over 10 Years
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		1,248
No Specific Maturity
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		134
Government and semi-government securities
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		$ 54,116
Weighted average yield		3.10%
Available-for-sale securities				42,979		43,382
Government and semi-government securities | Within 1 Year
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		$ 5,691
Weighted average yield		4.20%
Government and semi-government securities | Over 1 Year to 5 Years
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		$ 24,137
Weighted average yield		2.90%
Government and semi-government securities | Over 5 Years to 10 Years
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		$ 23,040
Weighted average yield		2.80%
Government and semi-government securities | Over 10 Years
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		$ 1,248
Weighted average yield		2.20%
Other debt securities
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		$ 19,151
Weighted average yield		2.70%
Available-for-sale securities				17,756		16,863
Other debt securities | Within 1 Year
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		$ 4,040
Weighted average yield		2.80%
Other debt securities | Over 1 Year to 5 Years
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		$ 15,060
Weighted average yield		2.70%
Other debt securities | Over 5 Years to 10 Years
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		$ 51
Weighted average yield		2.80%
Equity securities
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		$ 134
Available-for-sale securities				384		465
Equity securities | No Specific Maturity
Available-for-sale securities / Investment securities
Available-for-sale securities, maturities		134
US Government treasury notes
Available-for-sale securities / Investment securities
Available-for-sale securities		10,398		5,229		$ 6,796
Queensland Treasury Corporation
Available-for-sale securities / Investment securities
Debt securities with aggregate book value exceeding 10% of equity attributable to Westpac's owners		13,218
Australian Commonwealth Government
Available-for-sale securities / Investment securities
Debt securities with aggregate book value exceeding 10% of equity attributable to Westpac's owners		10,191
New South Wales Treasury Corporation
Available-for-sale securities / Investment securities
Debt securities with aggregate book value exceeding 10% of equity attributable to Westpac's owners		6,630
Parent Entity
Available-for-sale securities / Investment securities
Available-for-sale securities	[1]			56,513
Parent Entity | Government and semi-government securities
Available-for-sale securities / Investment securities
Available-for-sale securities				40,345
Parent Entity | Other debt securities
Available-for-sale securities / Investment securities
Available-for-sale securities				16,101
Parent Entity | Equity securities
Available-for-sale securities / Investment securities
Available-for-sale securities				$ 67

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.